Taxation (Tables)	6 Months Ended
Jun. 30, 2022
Taxation
Schedule of reconciliation of effective tax rate

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Profit/(loss) before income tax	75,134	(23,768)	42,118	(14,819)
Tax calculated at the applicable tax rates	(6,686)	3,902	(3,455)	2,438
Effect of different tax rates in other countries	5	(3)	(7)	(17)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(601)	129	(1,300)	268
Tax effect of deductions under special tax regimes	5,620	(3,353)	3,812	(2,234)
Tax effect of tax losses brought forward	812	(675)	201	(455)
Tax effect of not recognized deferred tax asset regarding the loss carryforward	(760)	—	(293)	—
Overseas tax in excess of credit claim used during the period	(415)	(524)	(210)	(325)
Special contribution for the defence fund	—	—	—	—
Income tax expense	(2,025)	(524)	(1,252)	(325)